Other non-current liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other non-current liabilities	Other non-current liabilities are initially recognised at fair value and subsequently measured at amortised cost.

	2025	2024
	£m	£m
Deferred income	6	11
Customer contributions[1]	403	411
Other payables²	467	458
	876	880
1.Relates to amounts received from government-related entities for connecting to our networks, where we have obligations remaining under the contract.
2.Included within other payables are payments due in respect of the IFA1 interconnector in accordance with the Use of Revenue regime constructed by Ofgem.